Profit from Operations - Master Settlements Agreement - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Profit From Operations [Line Items]
Settlement expenses	£ 164.4	$ 209.4
Master Settlement Agreement and State Settlement Agreements
Profit From Operations [Line Items]
Settlement expenses		2,741.0	$ 2,856.0
Settlement cash payments		917.0	4,612.0
Non-Participating Manufacturer Adjustment Claims Related to Period from 2003 to 2012 | Master Settlement Agreement
Profit From Operations [Line Items]
Increase of income related to payment obligation						$ 1,000.0
Non-Participating Manufacturer Adjustment Claims Related to Period from 2003 to 2012 | Master Settlement Agreement | R.J. Reynolds Tobacco Company
Profit From Operations [Line Items]
Additional credit recognised					$ 170.0
Non-Participating Manufacturer Adjustment Claims Related to Period from 2004 to 2014 | Non-Participating Manufacturer | R.J. Reynolds Tobacco Company
Profit From Operations [Line Items]
Additional credit recognised			$ 61.0	$ 285.0
Non-Participating Manufacturer Adjustment Claims Related to Period from 2004 to 2019 | Non-Participating Manufacturer | R.J. Reynolds Tobacco Company
Profit From Operations [Line Items]
Additional credit recognised		182.0
Non-Participating Manufacturer Adjustment Claims Related to Period from 2004 to 2024 | Non-Participating Manufacturer | R.J. Reynolds Tobacco Company
Profit From Operations [Line Items]
Additional credit recognised		$ 205.0